SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For the year ended
	December 31,	December 31,
	2017	2016
Taxes receivable	$4,522	$(408)
Accounts payable and accrued liabilities	(89,358)	74,177

	$(84,836)	$73,769

	Long-term debt	Convertible notes
Liaiblities from financing activities, January 1, 2016	$309,847	$—
Advance under credit facility	97,000	—
Foreign exchange adjustments	4,020	—
Other non-cash movements	90,293	—

Liabilities from financing activities, December 31, 2016	$501,160	$—

Advance under credit facility	97,000	—
Net proceeds from convertible notes	—	95,795
Cash payments	—	(1,319)
Other non-cash movements	69,835	(17,894)

Liabilities from financing activities, December 31, 2017	$667,995	$76,582